Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,027,500
Total Fee Amount	141.90
Total Offset Amount	0
Net Fee	$ 141.90
Offset Table N/A	N/A